Condensed financial information of the parent company (Tables)	12 Months Ended
Dec. 31, 2025
Condensed Financial Information Disclosure [Abstract]
Parent company condensed statement of financial position	Parent company condensed statement of financial position
as at 31 December before appropriation of result

in EUR million	2025	2024		2025	2024
Assets			Equity
Investments in ING Bank N.V.	52,127	45,123	Share capital	30	31
Investments in other group companies	65	64	Share premium	17,116	17,116
Fixed assets	52,192	45,187	Legal and statutory reserves	-675	78
			Other reserves	30,341	31,397
Receivables from group companies [1]	71,240	77,739	Unappropriated result	7,271	4,080
Other assets	13	16	Total equity	54,083	52,703
Current assets	71,252	77,755
			Liabilities
			Subordinated loans	18,429	18,522
			Debenture loans	49,562	49,751
			Other non-current liabilities	0	0
			Non-current liabilities	67,992	68,273

			Amounts owed to group companies	101	72
			Other liabilities	1,268	1,893
			Current liabilities	1,369	1,966

Total assets	123,444	122,942	Total equity and liabilities	123,444	122,942
[1]Receivables from Group companies are related to ING Bank N.V and include EUR  18,430 million subordinated loans (2024: EUR 18,523 million).

Parent company condensed statement of profit or loss	Parent company condensed statement of profit or loss
for the years ended 31 December

in EUR million	2025	2024	2023
Staff expenses	0	0	0
Other expenses	9	8	7
Total expenses	9	8	7

Interest and other financial income	2,650	2,497	2,003
Valuation results	0	0	0
Interest and other financial expenses	-2,506	-2,217	-1,828
Net interest and other financial income	144	281	174

Result before tax	135	273	167
Taxation	35	70	43
Result after tax	100	202	124
Result from (disposal of) group companies and participating interests after taxation	8,224	5,132	4,016
Net result	8,324	5,334	4,140

Parent company condensed statement of other comprehensive income	Parent company condensed statement of other comprehensive income for the years ended 31 December

in EUR million	2025	2024	2023
Net result	8,324	5,334	4,140

Other comprehensive income
Items that will not be reclassified to the statement of profit or loss:
Equity-accounted investees - share of OCI	-397	604	-149

Items that may subsequently be reclassified to the statement of profit or loss:
Equity-accounted investees - share of OCI	246	706	926

Total other comprehensive income	-151	1,311	776

Total comprehensive income	8,173	6,645	4,916

Parent company condensed statement of changes in equity	Parent company condensed statement of changes in equity

in EUR million	Share capital	Share premium	Legal and statutory reserves	Other reserves	Unappropriated results	Total
Balance as at 31 December 2024	31	17,116	78	31,397	4,080	52,703
Net results			14		8,310	8,324
Amounts net of tax directly recognised in equity			-151			-151
Total comprehensive income net of tax			-137		8,310	8,173

Dividends and other cash distributions				-500	-3,191	-3,691
Share buyback programmes, commitment				-3,100		-3,100
Share buyback programmes, cancellation of shares	-1			1
Employee share-based compensation plans				-12		-12
Other changes in treasury shares				6		6
Transfers			-616	2,544	-1,928
Other changes				5		5

Balance as at 31 December 2025	30	17,116	-675	30,341	7,271	54,083
Parent company condensed statement of changes in equity - continued

in EUR million	Share capital	Share premium	Legal and statutory reserves	Other reserves	Unappropriated results	Total
Balance as at 31 December 2023	35	17,116	-773	35,761	2,544	54,684
Net results			125		5,209	5,334
Amounts net of tax directly recognised in equity			1,311			1,311
Total comprehensive income net of tax			1,436		5,209	6,645

Dividends and other cash distributions				-498	-3,626	-4,124
Share buyback programmes, commitment				-4,500		-4,500
Share buyback programmes, cancellation of shares	-4			4
Employee share-based compensation plans				2		2
Other changes in treasury shares				2		2
Transfers			-585	631	-47
Other changes				-5		-5

Balance as at 31 December 2024	31	17,116	78	31,397	4,080	52,703
Parent company condensed statement of changes in equity - continued

in EUR million	Share capital	Share premium	Legal and statutory reserves	Other reserves	Unappropriated results	Total
Balance as at 31 December 2022	37	17,116	-986	29,002	11,331	56,500
Net results			336		3,804	4,140
Amounts net of tax directly recognised in equity			776			776
Total comprehensive income net of tax			1,112		3,804	4,916

Dividends					-2,668	-2,668
Share buyback programmes, commitment				-4,000		-4,000
Share buyback programmes, cancellation of shares	-2			2
Employee share-based compensation plans				-7		-7
Other changes in treasury shares				-7		-7
Transfers			-899	10,823	-9,923
Other changes				-50		-50

Balance as at 31 December 2023	35	17,116	-773	35,761	2,544	54,684

Parent company condensed statement of changes in cash flows	Parent company condensed statement of cash flows
for the years ended 31 December

in EUR million		2025	2024	2023		2025	2024	2023
Cash flows from operating activities					Cash flows from financing activities
Result before tax		135	273	167	Proceeds from debt securities	7,444	9,480	6,012
Adjusted for:	– non-cash items in Result before tax	56	232	221	Repayments of debt securities	-5,224	-3,695	-4,591
Taxation paid		-115	0	0	Proceeds from issuance of subordinated loans	3,734	4,492	2,240
Changes in:	– Net change in Loans and advances to/from banks, not available/payable on demand	3,036	-5,899	-6,485	Repayments of subordinated loans	-2,808	-2,944	-2,132
	– Other	51	-66	19	Purchase of treasury shares (share buyback programme)	-3,705	-3,817	-3,524
Net cash flow from/(used in) operating activities		3,163	-5,461	-6,079	Dividends and other cash distributions paid	-3,689	-3,626	-2,964
					Other financing
Cash flows from investing activities					Net cash flow from/(used in) financing activities	-4,248	-109	-4,959
Disposals and redemptions:	– dividends received from ING Bank N.V.	1,129	4,986	10,269
	– securities at amortised cost			1,000	Net cash flow	44	-583	231
Net cash flow from/(used in) investing activities		1,129	4,986	11,269
					Cash and cash equivalents at beginning of year	31	614	383
					Effect of exchange rate changes on cash and cash equivalents	0	0	0
					Cash and cash equivalents at end of year	75	31	614

Five-year schedule of maturities of debt

	Subordinated loans		Debenture loans
in EUR million	2025	2024	2025	2024
Less than 1 year			3,284	1,010
1 to 2 years			6,859	8,053
2 to 3 years			7,180	7,401
3 to 4 years			7,326	7,523
4 to 5 years			7,747	6,220
Longer than 5 years	10,735	10,035	17,167	19,544
Maturity not applicable	7,695	8,487
	18,429	18,522	49,562	49,751